Stockholders' equity, Other Components of equity (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Other components of equity [Abstract]
Balance, beginning of period	$ 2,124,258	$ 2,229,062		$ 963,990
Revaluation of assets	379,420	(161,411)		941,957
Defined benefit plan	2,354	15,430		319
Tax expense	(114,532)	43,794		(282,683)
Total net of taxes	267,242	(102,187)		659,593
Balance, end of period	2,422,792	2,124,258		2,229,062
Statutory Reserve [Member]
Other components of equity [Abstract]
Balance, beginning of period	216,948	216,948
Revaluation of assets	0	0
Defined benefit plan	0	0
Reclassification from disposal of properties and depreciation		0
Total before taxes	0	0
Tax expense	0	0
Total net of taxes	0	0
Balance, end of period	216,948	216,948		216,948
Defined Benefit Plan [Member]
Other components of equity [Abstract]
Balance, beginning of period	(125,417)	(136,218)
Revaluation of assets	0	0
Defined benefit plan	2,354	15,430
Reclassification from disposal of properties and depreciation	0	0
Total before taxes	2,354	15,430
Tax expense	(706)	(4,629)
Total net of taxes	1,648	10,801
Balance, end of period	(123,769)	(125,417)		(136,218)
Premium on Convertible Obligations [Member]
Other components of equity [Abstract]
Balance, beginning of period	77,106	77,106
Revaluation of assets	0	0
Defined benefit plan	0	0
Reclassification from disposal of properties and depreciation		0
Total before taxes	0	0
Tax expense	0	0
Total net of taxes	0	0
Balance, end of period	77,106	77,106		77,106
Translation Result [Member]
Other components of equity [Abstract]
Balance, beginning of period	(247,668)	(247,668)
Revaluation of assets	0	0
Defined benefit plan	0	0
Reclassification from disposal of properties and depreciation		0
Total before taxes	0	0
Tax expense	0	0
Total net of taxes	0	0
Balance, end of period	(247,668)	(247,668)		(247,668)
Revaluation Surplus [Member]
Other components of equity [Abstract]
Balance, beginning of period	785,975	939,298
Revaluation of assets	379,420	(161,411)
Defined benefit plan	0	0
Reclassification from disposal of properties and depreciation	(202,228)	(40,335)	[1]
Total before taxes	177,192	(201,746)
Tax expense	(113,826)	48,423
Total net of taxes	63,366	(153,323)
Balance, end of period	849,341	785,975		939,298
Other Components of Equity [Member]
Other components of equity [Abstract]
Balance, beginning of period	706,944	849,466		2,263,108
Revaluation of assets	379,420	(161,411)
Defined benefit plan	2,354	15,430
Reclassification from disposal of properties and depreciation	(202,228)	(40,335)
Total before taxes	179,546	(186,316)
Tax expense	(114,532)	43,794
Total net of taxes	65,014	(142,522)		(1,413,642)
Balance, end of period	$ 771,958	$ 706,944		$ 849,466

[1]	It corresponds to the reclassification of the revaluation surplus to accumulated losses from the sale of properties and disposals of vessels, as well as the depreciation for the period of revaluation of properties and vessels.